Intangible assets - Summary of Cash-generating Units with Significant Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Goodwill	£ 7,610	£ 8,389	£ 8,453
Brands with an indefinite useful life	409	412
GroupM
Disclosure of information for cash-generating units [line items]
Goodwill	3,200	3,255
Brands with an indefinite useful life	0	0
VML
Disclosure of information for cash-generating units [line items]
Goodwill	1,905	0
Brands with an indefinite useful life	0	0
Wunderman Thompson
Disclosure of information for cash-generating units [line items]
Goodwill	0	1,165
Brands with an indefinite useful life	0	0
VMLY&R
Disclosure of information for cash-generating units [line items]
Goodwill	0	815
Brands with an indefinite useful life	0	0
Ogilvy
Disclosure of information for cash-generating units [line items]
Goodwill	795	809
Brands with an indefinite useful life	212	213
BCW
Disclosure of information for cash-generating units [line items]
Goodwill	0	619
Brands with an indefinite useful life	0	113
Burson
Disclosure of information for cash-generating units [line items]
Goodwill	746	0
Brands with an indefinite useful life	111	0
Hill & Knowlton
Disclosure of information for cash-generating units [line items]
Goodwill	0	142
Brands with an indefinite useful life	33	33
AKQA Group
Disclosure of information for cash-generating units [line items]
Goodwill	435	600
Brands with an indefinite useful life	0	0
FGS Global
Disclosure of information for cash-generating units [line items]
Goodwill	0	452
Brands with an indefinite useful life	0	0
Landor
Disclosure of information for cash-generating units [line items]
Goodwill	89	115
Brands with an indefinite useful life	53	53
Other
Disclosure of information for cash-generating units [line items]
Goodwill	440	417
Brands with an indefinite useful life	£ 0	£ 0